ACQUISITION OF NON-CONTROLLING INTEREST (Details) (Enertec Management Ltd, USD $) In Thousands, unless otherwise specified	Mar. 02, 2011
Enertec Management Ltd
Acquisition Of Non Controlling Interest [Line Items]
Percentage of equity interests acquired	27.00%
Aggregate purchase price	$ 1,500